Leases (Details)	Jun. 30, 2025	Dec. 31, 2024
Minimum [Member]
Leases [Line Items]
Prepaid land lease term	5 years	5 years
Maximum [Member]
Leases [Line Items]
Prepaid land lease term	10 years	10 years
Land [Member] | Minimum [Member]
Leases [Line Items]
Prepaid land lease term	26 years	26 years
Land [Member] | Maximum [Member]
Leases [Line Items]
Prepaid land lease term	30 years	30 years